Deferred revenue (Details)	Apr. 04, 2019 USD ($)	Apr. 04, 2019 CAD ($)	Mar. 26, 2019 USD ($)
Contract Liabilities [Line Items]
Initial tranche payment	$ 3,000,000	$ 4,007,100
Extension term of contract (in years)			5 years
Term of contract (in years)			6 years
Prepayment contractual amount			$ 30,000,000